UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
February 28, 2014 (Unaudited)

Common Stocks--98.5%	Shares		Value ($)
Automobiles & Components--.6%
Thor Industries	32,850		1,839,928
Banks--3.1%
Comerica	111,700		5,381,706
KeyCorp	198,450		2,613,586
Regions Financial	153,050		1,628,452
			9,623,744
Capital Goods--8.3%
3M	19,800		2,667,654
Allegion	8,366		454,692
Fluor	47,000		3,651,430
General Electric	88,250		2,247,727
Ingersoll-Rand	25,100		1,534,614
Jacobs Engineering Group	24,400	a	1,479,860
Lockheed Martin	9,900		1,606,770
Masco	136,300		3,182,605
Parker Hannifin	47,400		5,714,070
Snap-on	32,150		3,606,265
			26,145,687
Commercial & Professional Services--.6%
Tyco International	46,850		1,976,133
Consumer Durables & Apparel--1.5%
Hasbro	51,200		2,824,192
Michael Kors Holdings	18,400	a	1,803,752
			4,627,944
Consumer Services--2.1%
Marriott International, Cl. A	120,900		6,556,407
Diversified Financials--4.6%
American Express	70,400		6,426,112
State Street	21,000		1,379,070
T. Rowe Price Group	35,850		2,909,945
Waddell & Reed Financial, Cl. A	54,450		3,795,165
			14,510,292

Energy--9.6%
Bristow Group	27,000		2,095,200
ConocoPhillips	79,450		5,283,425
Denbury Resources	215,600		3,527,216
Devon Energy	51,800		3,336,956
EQT	18,000		1,841,220
Hess	43,400		3,473,302
Marathon Petroleum	37,450		3,145,800
Phillips 66	23,300		1,744,238
Pioneer Natural Resources	8,400		1,689,912
Spectra Energy	108,750		4,054,200
			30,191,469
Food & Staples Retailing--2.0%
Kroger	53,550		2,245,887
Whole Foods Market	75,500		4,080,775
			6,326,662
Food, Beverage & Tobacco--3.7%
Coca-Cola Enterprises	91,200		4,293,696
Hershey	49,250		5,211,635
PepsiCo	28,200		2,257,974
			11,763,305
Health Care Equipment & Services--4.5%
AmerisourceBergen	54,050		3,667,292
Becton Dickinson & Co.	31,200		3,594,864
Edwards Lifesciences	41,250	a	2,877,600
Laboratory Corp. of America
Holdings	14,350	a	1,342,299
Patterson	68,500		2,819,460
			14,301,515
Household & Personal Products--.8%
Clorox	16,850		1,470,668
Procter & Gamble	14,000		1,101,240
			2,571,908
Insurance--1.8%
Marsh & McLennan	52,900		2,547,664
Principal Financial Group	35,100		1,591,785
Travelers	18,600		1,559,424
			5,698,873

Materials--6.3%
Alcoa	142,600		1,674,124
Avery Dennison	63,950		3,185,989
Ball	93,000		5,167,080
Ecolab	14,300		1,540,825
International Flavors & Fragrances	53,650		5,031,833
Sigma-Aldrich	33,950		3,205,220
			19,805,071
Media--3.9%
Discovery Communications, Cl. A	55,250	a	4,603,430
Scripps Networks Interactive, Cl.
A	60,150		4,886,586
Time Warner Cable	20,300		2,849,105
			12,339,121
Pharmaceuticals, Biotech & Life Sciences--9.2%
Agilent Technologies	97,700		5,562,061
Allergan	13,050		1,657,350
AstraZeneca, ADR	32,725		2,217,446
Biogen Idec	10,950	a	3,730,446
Bristol-Myers Squibb	16,750		900,647
Eli Lilly & Co.	49,600		2,956,656
Gilead Sciences	20,700	a	1,713,753
Merck & Co.	61,550		3,507,735
Novartis, ADR	26,525		2,206,350
Waters	40,500	a	4,511,700
			28,964,144
Retailing--4.3%
Bed Bath & Beyond	13,650	a	925,743
Gap	148,000		6,475,000
Nordstrom	28,950		1,779,846
O'Reilly Automotive	8,850	a	1,335,023
PetSmart	20,000		1,341,200
The TJX Companies	26,700		1,640,982
			13,497,794
Semiconductors & Semiconductor Equipment--3.7%
Applied Materials	340,150		6,449,244
Intel	147,600		3,654,576
Lam Research	29,300	a	1,515,689

			11,619,509
Software & Services--11.7%
Accenture, Cl. A	21,200		1,767,020
CA	79,250		2,654,875
Google, Cl. A	1,400	a	1,701,910
International Business Machines	32,200		5,962,474
Intuit	55,050		4,302,158
Microsoft	216,800		8,305,608
Oracle	130,925		5,120,477
Symantec	192,700		4,139,196
Xerox	272,900		2,999,171
			36,952,889
Technology Hardware & Equipment--11.0%
Apple	16,725		8,801,364
Cisco Systems	222,875		4,858,675
EMC	172,175		4,540,255
Hewlett-Packard	115,200		3,442,176
Jabil Circuit	206,000		3,813,060
Motorola Solutions	62,650		4,147,430
QUALCOMM	21,300		1,603,677
Seagate Technology	34,900		1,821,431
TE Connectivity	30,150		1,766,187
			34,794,255
Telecommunication Services--1.9%
AT&T	85,350		2,725,225
Verizon Communications	64,800		3,083,184
			5,808,409
Transportation--2.4%
Norfolk Southern	20,200		1,856,582
Southwest Airlines	183,800		4,124,472
Union Pacific	9,450		1,704,591
			7,685,645
Utilities--.9%
Pinnacle West Capital	51,300		2,854,845
Total Common Stocks
(cost $230,106,222)			310,455,549

Other Investment--1.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,307,625)	4,307,625 [b]	4,307,625
Total Investments (cost $234,413,847)	99.9%	314,763,174
Cash and Receivables (Net)	.1%	336,551
Net Assets	100.0%	315,099,725

ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation on investments was $80,349,327 of which $81,709,221 related to appreciated investment securities and $1,359,894 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.7
Technology Hardware & Equipment	11.0
Energy	9.6
Pharmaceuticals, Biotech & Life Sciences	9.2
Capital Goods	8.3
Materials	6.3
Diversified Financials	4.6
Health Care Equipment & Services	4.5
Retailing	4.3
Media	3.9
Food, Beverage & Tobacco	3.7
Semiconductors & Semiconductor Equipment	3.7
Banks	3.1
Transportation	2.4
Consumer Services	2.1
Food & Staples Retailing	2.0
Telecommunication Services	1.9
Insurance	1.8
Consumer Durables & Apparel	1.5
Money Market Investment	1.4

Utilities	.9
Household & Personal Products	.8
Automobiles & Components	.6
Commercial & Professional Services	.6
99.9

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	304,228,001	-	-	304,228,001
Equity Securities - Foreign Common Stocks+	6,227,548	-	-	6,227,548
Mutual Funds	4,307,625	-	-	4,307,625

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)